Advances for Vessel Under Construction and Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance	$ 6,539,115	$ 2,988,903
Advance for vessel under construction	23,152,125	2,891,283
Capitalized interest	20,060	168,344
Supervision fees	236,521	210,970
Commissions - vessels purchased	289,347
Other Capitalized Expenses	129,729	279,615
Transfer to vessels. Net	(30,366,897)
Ending balance	$ 0	$ 6,539,115